Structured Entities - Consolidated Structured Entities - Additional Information (Detail) $ in Millions, $ in Millions	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)
Disclosure of information about consolidated structured entities [line items]
Assets pledged	$ 255,401		$ 266,014
Limited Recourse Capital Notes [Member]
Disclosure of information about consolidated structured entities [line items]
Limited recourse capital notes outstanding	5,500		4,500
Scotiabank covered bond guarantor limited partnership [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Covered bond outstanding	47,000		50,000
Scotiabank covered bond guarantor limited partnership [member] | Uninsured residential mortgage backed securities [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	48,000		51,500
Halifax receivables trust [member] | Unsecured personal line of credit receivables [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	291	$ 209	241	$ 174
Subordinated notes outstanding	3,300	$ 2,400	2,800	$ 2,000
Trillium credit card trust II [member] | Credit card receivable [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	3,800		3,200
U.S. multi-seller conduit [Member] | Business and government loans [Member]
Disclosure of information about consolidated structured entities [line items]
Assets recognized in entity's financial statements in relation to consolidated structured entities	$ 11,000		$ 13,000